Shareholders' equity - Additional information (Details) - EUR (€)			12 Months Ended
	May 14, 2019	Apr. 13, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share capital			€ 4,005,000,000	€ 4,005,000,000
Dividend per share to fully settle prior year dividend	€ 0.41		€ 0.41	€ 0.40	€ 0.40
Dividends recognised as distributions to owners per share	0.83
Interim dividends paid per share relating to prior year	€ 0.42		€ 0.42	€ 0.40	€ 0.40
Number of treasury shares			61,635,679	33,045,197
Payments to acquire or redeem entity's shares			€ 400,000,000
Other reserves			190,000,000	€ 190,000,000
Treasury shares			981,000,000	581,000,000
Dividends recognised as distributions to owners of parent, relating to current year			€ 1,542,000,000	€ 1,513,000,000	€ 1,441,000,000
Interim dividends paid per share			€ 0.43	€ 0.42	€ 0.40
Distributable reserves			€ 43,000,000,000
Long-Term Monetary Incentive Plan 2017 - 2019
Authorised number of treasury shares to be disposed		€ 11,000,000
Shareholder meeting in May 2019
Period of time from date of resolution to proceed with purchase of shares	18 months
Number of Shares Authorised To Buyback	67,000,000
Number of Shares Authorised to Buyback, Percentage of Share Capital	1.84%
Total Outlay for Number of Shares Authorised To Buyback	€ 1,200,000,000
Number of treasury shares			28,590,482
Payments to acquire or redeem entity's shares			€ 400,000,000
Merger reserve
Other reserves			127,000,000
ENI SpA
Share capital			4,005,358,876	€ 4,005,358,876
Other reserves			€ 63,000,000
ENI SpA | Ordinary shares
Number of shares issued			3,634,185,330	3,634,185,330